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THE HARTFORD

Lisa Proch
General Counsel
Talcott Resolution Law Group
The Hartford
One Hartford Plaza (NP4-TR1)
Hartford, CT 06155
Tel. 1-860-547-4390
lisa.proch@thehartford.com

September 2, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
Separate Account Seven ("Registrant")
Post-Effective Amendment No. 15
File No. 333-148570

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at (860) 547-4390.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
Assistant General Counsel

Enclosure